SHARE- BASED COMPENSATION (Narrative) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option and incentive plans description	Evogene Share Option Plan (2002), the Evogene Ltd. Key Employee Share Incentive Plan, 2003, and the Evogene Ltd. 2013 Share Option Plan.
Maturity for share option and incentive plans	10
Employees, Directors and Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | shares	790,000	87,500
Fair value of options granted | $	$ 184	$ 71
Subsidiaries Employees Consultants and Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | shares	775,848	61,250
Fair value of options granted | $	$ 4,068	$ 398